CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Allowance for doubtful accounts, accounts receivable	$ 42,471	$ 34,259
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	6,383	8,850
Allowance for doubtful accounts, other receivables	$ 1,302	$ 638
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	59,598,099	58,358,521
Common stock, shares outstanding (in shares)	59,598,099	58,358,521